Financial Highlights - Financial Highlights for the Limited Partner Class (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Per Unit Performance (for a unit outstanding throughout the year):
Net asset value per Unit, beginning of year		$ 8.84
Net asset value per Unit, end of year		8.55	$ 8.84
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Per Unit Performance (for a unit outstanding throughout the year):
Net asset value per Unit, beginning of year		23.54
Net asset value per Unit, end of year		23.82	23.54
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Per Unit Performance (for a unit outstanding throughout the year):
Net asset value per Unit, beginning of year		10.92
Net asset value per Unit, end of year		10.13	10.92
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Per Unit Performance (for a unit outstanding throughout the year):
Net asset value per Unit, beginning of year		17.59
Net asset value per Unit, end of year			17.59
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member]
Per Unit Performance (for a unit outstanding throughout the year):
Net asset value per Unit, end of year	[1]	0.00
Limited Partners [Member]
Per Unit Performance (for a unit outstanding throughout the year):
Net realized and unrealized gains (losses)		0.12	(0.52)	$ 2.16
Net investment loss		(0.41)	(0.56)	(0.73)
Net increase (decrease) for the year		(0.29)	(1.08)	1.43
Net asset value per Unit, beginning of year		8.84	9.92	8.49
Net asset value per Unit, end of year		$ 8.55	$ 8.84	$ 9.92
Ratios to Average Limited Partners' Capital:
Net investment loss		(4.50%)	(5.80%)	(8.00%)
Operating expenses before incentive fees		5.20%	5.20%	5.10%
Incentive fees			0.80%	2.90%
Operating expenses after incentive fees		5.20%	6.00%	8.00%
Total return:
Total return before incentive fees		(3.30%)	(10.10%)	19.90%
Incentive fees			(0.80%)	(2.90%)
Incentive fees			(0.80%)	(3.10%)
Total return after incentive fees		(3.30%)	(10.90%)	16.80%
Limited Partners [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Per Unit Performance (for a unit outstanding throughout the year):
Net realized and unrealized gains (losses)		$ 1.42	$ (2.96)	$ (0.51)
Net investment loss		(1.14)	(1.43)	(1.74)
Net increase (decrease) for the year		0.28	(4.39)	(2.25)
Net asset value per Unit, beginning of year		23.54	27.93	30.18
Net asset value per Unit, end of year		$ 23.82	$ 23.54	$ 27.93
Ratios to Average Limited Partners' Capital:
Net investment loss		(5.00%)	(5.50%)	(5.80%)
Operating expenses before incentive fees		5.70%	5.70%	5.80%
Operating expenses after incentive fees		5.70%	5.70%	5.80%
Total return:
Total return before incentive fees		1.20%	(15.70%)	(7.50%)
Total return after incentive fees		1.20%	(15.70%)	(7.50%)
Limited Partners [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Per Unit Performance (for a unit outstanding throughout the year):
Net realized and unrealized gains (losses)		$ (0.32)	$ (0.05)	$ (1.51)
Net investment loss		(0.47)	(0.57)	(0.57)
Net increase (decrease) for the year		(0.79)	(0.62)	(2.08)
Net asset value per Unit, beginning of year		10.92	11.54	13.62
Net asset value per Unit, end of year		$ 10.13	$ 10.92	$ 11.54
Ratios to Average Limited Partners' Capital:
Net investment loss		(4.60%)	(5.10%)	(4.70%)
Operating expenses before incentive fees		5.20%	5.20%	4.70%
Operating expenses after incentive fees		5.20%	5.20%	4.70%
Total return:
Total return before incentive fees		(7.20%)	(5.40%)	(15.30%)
Total return after incentive fees		(7.20%)	(5.40%)	(15.30%)
Limited Partners [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Per Unit Performance (for a unit outstanding throughout the year):
Net realized and unrealized gains (losses)			$ (0.31)	$ 1.13
Net investment loss			(1.05)	(1.25)
Net increase (decrease) for the year			(1.36)	(0.12)
Net asset value per Unit, beginning of year		$ 17.59	18.95	19.07
Net asset value per Unit, end of year			17.59	18.95
Net asset value per Unit, end of year			$ 17.59	$ 18.95
Ratios to Average Limited Partners' Capital:
Net investment loss			(5.70%)	(6.50%)
Operating expenses before incentive fees			5.60%	5.60%
Incentive fees			0.30%	0.90%
Operating expenses after incentive fees			5.90%	6.50%
Total return:
Total return before incentive fees			(6.90%)	0.30%
Incentive fees			(0.30%)	(0.90%)
Total return after incentive fees			(7.20%)	(0.60%)
Limited Partners [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member]
Per Unit Performance (for a unit outstanding throughout the year):
Net realized and unrealized gains (losses)		0.17
Net investment loss		(0.85)
Net increase (decrease) for the year		(0.68)
Net asset value per Unit, beginning of year		17.59
Net asset value per Unit, end of year		16.91
Liquidation redemption per Unit at December 31, 2017		$ (16.91)
Net asset value per Unit, end of year			$ 17.59
Ratios to Average Limited Partners' Capital:
Net investment loss		(5.30%)
Operating expenses before incentive fees		6.00%
Incentive fees		0.00%
Operating expenses after incentive fees		6.00%
Total return:
Total return before incentive fees		(3.90%)
Incentive fees		(0.00%)
Total return after incentive fees		(3.90%)

[1]	Presented on a liquidation basis of accounting.